Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Payables And Accruals [Abstract]
Accounts Payable and Accrued Liabilities

9.      ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at December 31,	As at December 31,
	2016	2015
Trade payables	$913	$1,318
Accrued compensation	6,099	3,146
Accrued litigation costs	151	2,363
Dividends	1,102	1,091
Success fee obligation - current portion	585	2,983
Accrued contingent partner payments & legal fees	4,077	1,140
Patent acquisition liability	1,000	9,000
Accrued other	1,718	2,164
	$15,645	$23,205

The success fee obligation is pursuant to the Company’s engagement with a law firm, for which the firm is entitled to a percentage of proceeds actually received from certain license agreements signed by the Company related to certain litigation matters concluded in 2011 in which the firm was representing the Company. Should the Company collect these amounts as contemplated in the agreements, the firm will be entitled to the entire success fee of $27,986. During the year ended December 31, 2011, the Company accrued the full, undiscounted amount of the success fee obligation.

The current and long term portion of this liability is reflected as follows:

	As at December 31,	As at December 31,
	2016	2015
Success fee obligation	$632	$3,638
Current portion	(585)	(2,983)
	$47	$655